Dividends (Dividends on Preferred Stock and Common Stock) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Japan Gaap Dividends Payable [Line Items]
Cash dividends In aggregate	¥ 94,828	¥ 100,584
Eleventh series class XI preferred stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 10.00	¥ 10
Cash dividends In aggregate	¥ 989	¥ 2,131
Common stock
Japan Gaap Dividends Payable [Line Items]
Cash dividends Per share	¥ 3.75	¥ 4
Cash dividends In aggregate	¥ 93,839	¥ 98,453